DUE TO RELATED PARTIES	12 Months Ended
Jun. 30, 2018
Due To Related Parties
DUE TO RELATED PARTIES

Amounts due to related parties consist of the following:

	June 30, 2018	June 30, 2017
Amounts owing to officers and a director of the company	$-	$12,796
Amounts owing to entities related by virtue of common officers	-	38,486
Interest accrued on related party notes payable	-	118,888
	$-	$170,170

On September 22, 2017, amounts due to related parties in the amount of $53,089 were settled in a transaction with a shareholder (see Note 7) while the remaining $117,081 was repaid in cash.